UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  November 12, 2003

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $635,728

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100    18534 94927.0000SH      SOLE               26174.0000        68753.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
ALTRIA GROUP INC               COM              718154107     1599 36503.0000SH      SOLE               25000.0000        11503.0000
ARCH WIRELESS INC CL A         COM              039392709      837 74470.0000SH      SOLE               74470.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   155625 2075.0000SH       SOLE                 234.0000         1841.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    85942 34432.0000SH      SOLE                7970.0000        26462.0000
CAPITAL SOUTHWEST CORP COM     COM              140501107      743 13031.0000SH      SOLE               13030.0000            1.0000
CITIBANK WEST FSB-SCLP         COM              17306J202       10 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      319 7005.0000SH       SOLE                                  7005.0000
COCA COLA CO                   COM              191216100     1720 40030.0000SH      SOLE                                 40030.0000
ELAN PLC ADR                   COM              284131208       53 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     6412 178100.0000SH     SOLE               65000.0000        113100.000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      728 399975.0000SH     SOLE               36600.0000        363375.000
GENIUS PRODUCTS INC COM NEW    COM              460955107       12 10000.0000SH      SOLE                                 10000.0000
GLADSTONE CAPITAL CORP COM     COM              376535100    12959 666254.0000SH     SOLE              233927.0000        432327.000
GLADSTONE COML CORP COM        COM              376536108     5604 400000.0000SH     SOLE              400000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      369 4126.0000SH       SOLE                                  4126.0000
GYRODYNE CO AMER INC COM       COM              403820103      259 12026.0000SH      SOLE                                 12026.0000
HOMEFED CORP                   COM              43739D307     7845 316971.2000SH     SOLE              237323.0000        79648.2000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     4569 69221.0000SH      SOLE                                 69221.0000
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      717 26064.0000SH      SOLE                                 26064.0000
KRAFT FOODS INC CL A           COM              50075N104      619 21000.0000SH      SOLE               20000.0000         1000.0000
LEUCADIA NATL                  COM              527288104   105125 2777415.0000SH    SOLE              593300.0000        2184115.00
LUCENT TECHNOLOGIES INC        COM              549463107       73 34000.0000SH      SOLE                                 34000.0000
MARKEL CORP                    COM              570535104    60597 226954.0000SH     SOLE               16169.0000        210785.000
MERCK & CO INC COM             COM              589331107      335 6611.0000SH       SOLE                                  6611.0000
MERCURY GENL CORP NEW          COM              589400100    48866 1091242.0000SH    SOLE               89000.0000        1002242.00
MERITOR SVGS BK PA COM         COM              590007100      134 43645.0000SH      SOLE                                 43645.0000
METROCALL HLDGS INC COM        COM              59164X105      217 1500.0000SH       SOLE                1500.0000
MICRON TECHNOLOGY INC          COM              595112103      268 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      434 8610.0000SH       SOLE                                  8610.0000
NIC INC                        COM              62914B100      419 88800.0000SH      SOLE                                 88800.0000
OXFORD HEALTH PLANS COM        COM              691471106     2685 65002.0000SH      SOLE               65000.0000            2.0000
PFIZER INC COM                 COM              717081103      251 8251.0000SH       SOLE                                  8251.0000
PLAINS ALL AM PIPELINE UNIT LP COM              726503105      210 7000.0000SH       SOLE                                  7000.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    19224 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      249 37500.0000SH      SOLE                                 37500.0000
WELLS FARGO & CO               COM              949746101     6108 118610.0000SH     SOLE                                 118610.000
WELLSFORD REAL PPTYS COM       COM              950240101      204 11820.0000SH      SOLE                                 11820.0000
WESCO FINL CORP COM            COM              950817106      579 1702.0000SH       SOLE                                  1702.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    36090 90900.0000SH      SOLE               83500.0000         7400.0000
WILTEL COMMUNICATIONS COM      COM              972487102    40125 2499999.0000SH    SOLE             2499999.0000
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     6454 3320000.0000SH    SOLE             2140000.0000        1180000.00
HOUSEHOLD CAP TR               PFD              44180s207      800    28800 SH       SOLE                                      28800
CITIGROUP INC LITIGATION WT EX WT               172967127      805   745400 SH       SOLE                   739400              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000